REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES	12 Months Ended
Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES

7.REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES

The split of SCHMID revenues according to types of sales categories is as follows:

in € thousand	2023	2022	2021
Machines(1)	77,554	73,151	25,626
Spare Parts	9,722	14,302	8,081
Service(2)	1,781	1,978	3,802
Other	1,189	5,627	1,971
Total	90,246	95,058	39,481
(1)	Included within the “Machines” category is revenue from the sale and installation of machines, long-term development and extended warranties.
(2)	Included within the “Services” category is revenue from repair services, installations of modifications and inspections.

Revenue recognized at a point in time was €81,761 thousand, €89,316 thousand and €36,832 thousand for the fiscal years ended December 31, 2023, 2022 and 2021, respectively. Revenue recognized over time was €8,485 thousand, €5,742 thousand and €2,649 thousand for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

At the end of fiscal year 2023, SCHMID had contract liabilities in connection with the sale of machines, spare parts and installations resulting from prepayments made by customers of €17,931 (December 31, 2022: €30,569 thousand, December 31, 2021: €25,682 thousand). The decrease in 2023 mainly results from a long-term development contract for which revenue is recognized over time in 2022. The services provided by SCHMID and the timing of payments made by the customer during the contract term may differ. In those cases, the contract is recognized in the Combined Statements of Financial Position as either a contract asset or a contract liability. Apart from contract liabilities in connection with customer prepayments, SCHMID recognizes long-term development contracts over time, which leads to a recognition of contract liabilities.

Changes to contract liabilities for years ended December 31, 2023, 2022 and 2021 are as follows:

in € thousand	2023	2022	2021
Balance at January 1	30,569	25,682	17,378
Sales revenues included in contractual liabilities at the beginning of the period	(30,406)	(25,682)	(17,378)
Increase due to customer payments received	17,769	30,569	25,682
Balance at December 31	17,931	30,569	25,682

At the end of fiscal year 2023, the Order Backlog for the machine sales amounts to €48,651 thousand (December 31, 2022: €79,571 thousand, December 31, 2021: €60,982 thousand). The Order Backlog for spare parts and services amounts to €6,380 thousand (December 31, 2022: €6,535 thousand, December 31, 2021: €7,239 thousand). All Order Backlog is expected to be realized within 1 to 3 years.

Order Backlog represents the goods or services ordered by customers but not delivered/provided as of the date of the statement of financial position.

SCHMID’s cost of sales include the following cost types:

in € thousand	2023	2022	2021
Personnel expenses	(16,690)	(16,221)	(14,094)
Material expenses	(35,767)	(34,274)	(9,519)
Depreciation/amortization	(4,904)	(4,147)	(2,746)
Other expenses	(6,488)	(7,079)	(4,147)
Total cost of sales	(63,849)	(61,721)	(30,506)

Other expenses include a variety of positions such as cost for outward freight, production related short-term leases and facility costs.